Statements of Changes in Shareholders' Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD USD ($)	Share premium ILS (₪)	Share premium USD USD ($)	Options ILS (₪)	Options USD USD ($)	Unrealized gain (loss) on available-for-sale financial assets ILS (₪)	Unrealized gain (loss) on available-for-sale financial assets USD USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD USD ($)	ILS (₪)	Total Equity USD USD ($)
Balance at Dec. 31, 2015	[1]		₪ 110,679		₪ 2,536		₪ 12		₪ (79,682)		₪ 33,545
Loss									(9,184)		(9,184)
Other comprehensive loss							(6)				(6)
Total comprehensive loss							(6)		(9,184)		(9,190)
Expiration of Options series 3			1,101		(1,101)
Share-based compensation			1,261								1,261
Balance at Dec. 31, 2016	[1]		113,041		1,435		6		(88,866)		25,616
Loss									(34,551)		(34,551)
Other comprehensive loss							(6)				(6)
Total comprehensive loss							(6)		(34,551)		(34,557)
Issuance of ordinary shares, net of issuance costs	[1]		55,692								55,692
Exercise of employees' options	[1]		18								18
Exercise of options	[1]		8,964								8,964
Expiration of options series 4			902		(902)
Expiration of options series 5			533		(533)
Share-based compensation			519								519
Balance at Dec. 31, 2017	[1]		179,669						(123,417)		56,252
Loss											(87,727)
Total comprehensive loss									(87,727)		(87,727)
Share-based compensation			260								260
Balance at Dec. 31, 2018	[1]		₪ 179,929	$ 48,007					₪ (211,144)	$ (56,335)	₪ (31,215)	$ (8,328)

[1]	Represents an amount lower than NIS\USD 1.